Intangible Assets, Net and Goodwill - Additional Information (Detail) - MXN ($) $ in Thousands			1 Months Ended											12 Months Ended
	Aug. 31, 2022	May 31, 2022	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	Apr. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Nov. 30, 2021	Feb. 28, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of intangible assets and goodwill [line items]
Amount paid for license																$ 1,752,128
Disbursement Payment For Acquisition Transactions			$ 6,214,643											$ 6,214,643
Mexico [member] | Spectrum Frequency Band Concession Titles [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license	$ 721,647		1,239,373
ARGENTINA
Disclosure of intangible assets and goodwill [line items]
Amount paid for license											$ 304,386
ARGENTINA | Spectrum Frequency Band Concession Titles [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license				$ 8,731,237
ARGENTINA | ENACOM [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license										$ 411,930
NICARAGUA | Renewal of Mobile Frequency [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license		$ 357,478
Estimated useful life of intangible assets		20 years
BRAZIL | Renewal of Mobile Frequency [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license														593,273
CROATIA | Spectrum Frequency Band Concession Titles [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license								$ 422,502
BULGARIA | Spectrum Frequency Band Concession Titles [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license			$ 2,220,558
COLOMBIA | Spectrum Frequency Band Concession Titles [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license					$ 1,949,048
URUGUAY | Spectrum Frequency Band Concession Titles [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license						$ 464,828
Acquisitions 2021 [Member] | Spectrum Frequency Band Concession Titles [Member]
Disclosure of intangible assets and goodwill [line items]
Amortization of intangible assets																18,873,860
Acquisitions 2022 [Member] | Spectrum Frequency Band Concession Titles [Member]
Disclosure of intangible assets and goodwill [line items]
Amortization of intangible assets															$ 18,065,088
Acquisitions 2023 [Member] | Spectrum Frequency Band Concession Titles [Member]
Disclosure of intangible assets and goodwill [line items]
Amortization of intangible assets														17,119,319
FiveG Licence [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license																$ 2,008,503
Licence Expiration Year																2041 years
Other licenses [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license																$ 706,900
IRU [Member] | COLOMBIA | Spectrum Frequency Band Concession Titles [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license														214,792
IRU [Member] | PUERTO RICO | Spectrum Frequency Band Concession Titles [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license														296,247
IRU [Member] | UNITED STATES | Spectrum Frequency Band Concession Titles [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license							$ 1,859,262							180,956
IRU [Member] | PERU | Spectrum Frequency Band Concession Titles [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license									$ 149,567					132,387
Claro Brazil [Member] | FiveG Licence [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license												$ 17,789,163
Claro [Member] | Software Development Platform [Member] | BRAZIL
Disclosure of intangible assets and goodwill [line items]
Amount paid for license															321,569
Dominican Republic, Paraguay, Costa Rica and Colombia [Member] | Other licenses [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license															$ 208,866
Peru Ecuador El Salvador and Paraguay [Member] | Other licenses [member] | Spectrum Frequency Band Concession Titles [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license														360,903
El Salvador [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license													$ 139,363
Estimated useful life of intangible assets													20 years
COLOMBIA | Renewal of license [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license														$ 1,599,473
COLOMBIA | Top of range [member] | Renewal of license [member]
Disclosure of intangible assets and goodwill [line items]
Licence Expiration Year														3 years
COLOMBIA | Bottom of range [member] | Renewal of license [member]
Disclosure of intangible assets and goodwill [line items]
Licence Expiration Year														2 years
Chile [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license													$ 411,375
Estimated useful life of intangible assets													10 years